Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (26,810)	$ (21,533)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant, and equipment	1,016	701
Amortization of intangible assets	789	941
Bad debt and other non-cash receivables adjustments	242	0
Interest accretion on debt and finance leases	1,455	734
Goodwill write-off	0	137
Impairment of lease asset	0	41
Unrealized foreign currency loss (gain)	21	(19)
Stock compensation expense, net	380	354
Provisions for inventory	219	0
Changes in operating assets and liabilities:
Change in accounts receivable	(1,346)	(285)
Change in inventory	36	(149)
Change in prepaid expenses and other assets	(1,418)	(41)
Change in accounts payable, accrued expenses, and other liabilities	1,892	(231)
Change in contract liability	(4,529)	(196)
Change in operating lease liability due to cash payments	(581)	0
Net cash used in operating activities	(28,634)	(19,546)
Cash flows from investing activities:
Purchase of property, plant and equipment	(662)	(399)
Purchase of intangible and other assets	(155)	(3)
Net cash used in investing activities	(817)	(402)
Net cash flows from financing activities:
Issuance of common shares in private placement	83,900	0
Issuance of preferred shares	788	24,951
Issuance of common shares	50	0
Issuance of common shares upon exercise of options and warrants	275	35
Issuance of warrants	481	0
Proceeds from debt	12,994	0
Repayment of debt	(14,134)	0
Cash paid for offering expenses	(3,658)	0
Cash consideration in conjunction with Merger	(2,000)	0
Other financing activities	(98)
Net cash provided by financing activities	78,598	24,986
Net increase in cash, cash equivalents, and restricted cash	49,147	5,038
Cash, cash equivalents, and restricted cash at beginning of period	8,849	3,811
Cash, cash equivalents, and restricted cash at end of period	57,996	8,849
Supplemental cash flow disclosures:
Cash paid for operating lease payments	581	405
Supplemental noncash investing and financing activities:
Conversion of debt into common shares	13,088	0
Conversion of preferred shares into common shares	94,257	0
Note issued as consideration in conjunction with Merger	3,000	0
Purchase of treasury stock (Note 18)	233	0
Purchases of intangible assets in accounts payable	72	0
Purchases of property, plant and equipment in accounts payable	0	31
Lease liabilities arising from obtaining right-of-use assets:
Operating leases	737	1,511
Finance leases	$ 168	$ 0